Distribution of Profit (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Distribution of Profit
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%
Percentage of annual appropriation to general reserve fund required	10.00%
Transferred to general reserve	$ 22,155,945	$ 8,985,792	$ 266,478
Distribution of Profit
Amount of restricted capital and reserves not available for dividend distribution	183,829,188	153,829,188
WOFE
Distribution of Profit
Amount of restricted capital and reserves not available for dividend distribution	180,000,000	150,000,000
Variable Interest Entity
Distribution of Profit
Amount of restricted capital and reserves not available for dividend distribution	$ 3,829,188	$ 3,829,188